Income Taxes (Schedule of Deferred tax assets and related valuation allowances recognized for net operating and other loss carryforwards and tax credit carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	$ 1,941	$ 1,911
Tax Credit Carryforward, Valuation Allowance	(472)
Net Deferred Tax Assets, Tax Credit Carryforwards	1,469
Deferred Tax Assets, Tax Loss Carryforward	950	1,158
Deferred Tax Assets, State and Local Tax Carryforwards	1,186
State and Local Tax Carryforwards, Valuation Allowance	(105)
Net Deferred Tax Assets, State and Local Tax Carryforwards	1,081
Deferred Tax Assets, Other Non-Attribute	721
Other Non-Attribute, Valuation Allowance	(5)
Net Deferred Tax Assets, Other Non-Attribute	716
Deferred Tax Assets, Gross	3,848	4,306
Deferred Tax Assets, Gross, Valuation Allowance	(582)
Deferred Tax Assets, Net of Valuation Allowance	3,266	3,572
Deferred Tax Liabilities, Gross	(1,907)	(1,765)
Deferred Tax Liabilities, Gross, Valuation Allowance	0
Deferred Tax Liabilities, Net	(1,907)
Deferred Tax Assets, Gross, Net of Deferred Tax Liabilities	1,941
Deferred Tax Assets, Valuation Allowance	(582)	(734)
Deferred Tax Assets, Net	1,359	$ 1,807
Foreign Tax Credits [Domain]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	1,748
Tax Credit Carryforward, Valuation Allowance	(472)
Net Deferred Tax Assets, Tax Credit Carryforwards	1,276
General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	173
Tax Credit Carryforward, Valuation Allowance	0
Net Deferred Tax Assets, Tax Credit Carryforwards	173
AMT credits [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	20
Tax Credit Carryforward, Valuation Allowance	0
Net Deferred Tax Assets, Tax Credit Carryforwards	20
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	950
Operating Loss Carryforwards, Valuation Allowance	0
Net Deferred Tax Assets, Operating Loss Carryforwards	950
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	208
Operating Loss Carryforwards, Valuation Allowance	(77)
Net Deferred Tax Assets, Operating Loss Carryforwards	131
Deferred Tax Assets, Capital Loss Carryforwards	28
Capital Loss Carryforwards, Valuation Allowance	(28)
Net Deferred Tax Assets, Capital Loss Carryforwards	$ 0